VIE Structure and Arrangements (Details) - USD ($)	Jun. 30, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash			$ 7,205,096	$ 3,761,814	$ 3,768,897
Accounts receivable, net	$ 112,785,737		26,962,085	9,522,151
Prepaid expenses	919,340		2,202,728	375,944
Other current assets	3,302,234		2,256,727	3,581,822
Total current assets	136,319,705		55,801,238	19,319,577
Property and equipment, net	172,558		113,993	4,963,725
Intangible assets, net	143,568		148,874	453,242
Long-term investments	16,745,320		6,975,511	6,654,664
Other non-current assets	189,224			112,643
Total assets	153,570,375		63,039,616	55,746,290
Current liabilities:
Accounts payable	30,454,900		26,829,593	13,341,680
Deferred revenue	105,507,000		222,350
Accrued expenses	286,858		174,358	708,987
Other current liabilities	974,787		625,942	934,480
Accrued license content fees				1,236,661
Total current liabilities	117,532,800		31,655,009	24,015,354
Total liabilities	117,532,800		31,655,009	24,015,354
VIE
Current assets:
Cash	2,737		3,898	1,519,125
Accounts receivable, net				1,260,529
Prepaid expenses	869		3,604	30,455
Other current assets	1,511		1,537	191,427
Intercompany receivables due from the Company's subsidiaries	2,452,736	[1]	2,494,505	150,725
Total current assets	2,457,853		2,503,544	3,152,261
Property and equipment, net				196,677
Intangible assets, net				2,570
Long-term investments	3,690,884		3,719,467	3,654,664
Other non-current assets				442,782
Total assets	6,148,737		6,223,011	7,448,954
Current liabilities:
Accounts payable				5,817
Deferred revenue				824,563
Other current liabilities	41		41	394,314
Accrued license content fees				1,236,661
Intercompany payables due to the Company's subsidiaries	3,541,150	[1]	3,601,454	14,752,338
Total current liabilities	3,541,191		3,601,495	17,481,767
Total liabilities	$ 3,541,191		$ 3,601,495	$ 17,481,767

[1]	Intercompany receivables and payables are eliminated upon consolidation. The intercompany financing activities include the capital injection of $0.2 million to Sinotop Beijing in the six months period ended June 30, 2017.